TAXES - Corporate Income Taxes (Details)	12 Months Ended				24 Months Ended		60 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2027	Mar. 31, 2024 HKD ($)
TAXES
Tax rate	25.00%	25.00%	25.00%
PRC
TAXES
HNTEs tax rate	5.00%			15.00%	15.00%
HNTE status period				3 years
Estimate tax savings from preferential tax rates	$ 194,027	$ 404,130	$ 615,291
Per share effect of the tax savings | $ / shares	$ 0.01	$ 0.02	$ 0.03
PRC | Taxable income not more than RMB1 million
TAXES
Tax rate	5.00%					2.50%
PRC | Taxable income between RMB1 million and RMB3 million
TAXES
Tax rate			5.00%	10.00%
PRC | Taxable income not more than RMB3 million
TAXES
Tax rate							5.00%
Eshallgo HK | HONG KONG | Assessable profits up to HK$2,000,000
TAXES
Tax rate	8.25%
Minimum taxable income								$ 2,000,000
Eshallgo HK | HONG KONG | Assessable profits over HK$2,000,000
TAXES
Tax rate	16.50%
Maximum taxable income								$ 2,000,000
Eshallgo WFOE | PRC
TAXES
Tax rate	25.00%